Leases (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Supplemental balance sheet information related to operating leases
Right-of-use assets under operating leases	$ 5,488,619	$ 7,399,841
Operating lease liabilities, current	3,260,058	3,391,141
Operating lease liabilities, non-current	2,241,051	4,025,625
Total operating lease liabilities	$ 5,501,109	$ 7,416,766